Document and Entity Information Document	Jul. 30, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 30, 2020
Entity Registrant Name	RANPAK HOLDINGS CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38348
Entity Tax Identification Number	98-1377160
Entity Address, Address Line One	7990 Auburn Road
Entity Address, City or Town	Concord Township
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44077
City Area Code	440
Local Phone Number	354-4445
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Central Index Key	0001712463
Amendment Flag	false
Entity Ex Transition Period	false
Class A Ordinary Shares, par value $0.0001 per share
Entity Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	PACK
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Class A
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A
Trading Symbol	PACKWS
Security Exchange Name	NYSE